Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Research and development	219,846	303,684	1,384,740	1,253,472	1,774,454	935,319
In-process research and development					0	14,501,622
General and administrative	539,602	363,848	1,714,126	1,151,317	1,628,308	1,166,186
Total operating expenses	759,448	667,532	3,098,866	2,404,789	3,402,762	16,603,127
Loss from operations	(759,448)	(667,532)	(3,098,866)	(2,404,789)	(3,402,762)	(16,603,127)
Other income:
Interest and other income	23,368	27,348	80,851	67,318	103,215	48,255
Loss before income tax benefit					(3,299,547)	(16,554,872)
Income tax benefit					71,615	0
Net loss	(736,080)	(640,184)	(3,018,015)	(2,337,471)	(3,227,932)	(16,554,872)
Other comprehensive loss:
Foreign currency translation loss	(8,739)	(806)	(9,799)	(2,385)	(2,396)	0
Comprehensive loss	$ (744,819)	$ (640,990)	$ (3,027,814)	$ (2,339,856)	$ (3,230,328)	$ (16,554,872)
Net loss per share:
Basic and diluted	$ (0.08)	$ (0.07)	$ (0.32)	$ (0.25)	$ (0.35)	$ (1.89)
Weighted average shares outstanding:
Basic and diluted	9,291,421	9,291,421	9,291,421	9,291,421	9,291,421	8,782,037